Financial risk management - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 30, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Instruments [Line Items]
Percentage of gross sales			86.60%	85.40%	0.00%
Foreign currency balance held			$ 161,778	$ 179,101
Accumulated impairment | Trade receivables
Disclosure Of Financial Instruments [Line Items]
Foreign currency balance held			$ 0	$ 0
Total gross to net adjustments
Disclosure Of Financial Instruments [Line Items]
Percentage of gross sales			13.40%	14.60%	0.00%
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Non-interest bearing financial liabilities maturing period			6 months	6 months
Credit risk | Trade receivables
Disclosure Of Financial Instruments [Line Items]
Concentration percentage			98.00%	89.30%
USD | Currency risk
Disclosure Of Financial Instruments [Line Items]
Percentage of cash held			98.00%	80.00%
AUD | Currency risk
Disclosure Of Financial Instruments [Line Items]
Percentage of cash held			1.00%	20.00%
Other currency | Currency risk
Disclosure Of Financial Instruments [Line Items]
Percentage of cash held			1.00%
Borrowings - Credit-line facility
Disclosure Of Financial Instruments [Line Items]
Borrowings maturity, term	5 years	5 years